Goodwill (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Goodwill	$ 11,935	$ 11,781	$ 5,047	$ 5,008
Latin America [Member]
Goodwill [Line Items]
Goodwill	501	229
Asia [Member]
Goodwill [Line Items]
Goodwill	5,533	72
Europe, the Middle East and Africa [Member]
Goodwill [Line Items]
Goodwill	1,333	38
Retail [Member]
Goodwill [Line Items]
Goodwill	3,125	3,125
Group, Voluntary & Worksite Benefits [Member]
Goodwill [Line Items]
Goodwill	138	138
Corporate Benefit Funding [Member]
Goodwill [Line Items]
Goodwill	900	900
Corporate & Other [Member]
Goodwill [Line Items]
Goodwill	405	470
Consolidated Company Without Current Year Acquisition [Member]
Goodwill [Line Items]
Goodwill		$ 4,972